Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 751,955	$ 332,580
Financial assets measured at fair value through profit or loss	0	74,157
Accounts receivable	180,801	150,183
Prepaid expenses and other current assets	10,072	9,230
Inventories	11,919	10,173
Assets held for sale	153,622	0
Total current assets	1,108,369	576,323
Non-current assets
Vessels and drydock	2,741,440	3,190,820
Other assets	59,834	58,312
Goodwill	8,197	8,197
Total non-current assets	2,809,471	3,257,329
Total assets	3,917,840	3,833,652
Current liabilities
Current portion of long-term bank debt	0	122,797
Sale and leaseback liability	19,121	8,592
Accounts payable	34,029	32,213
Accrued expenses and other current liabilities	65,609	73,591
Total current liabilities	118,759	237,193
Non-current liabilities
Long-term bank debt and bonds	600,083	665,887
Sale and leaseback liability	0	64,691
Total non-current liabilities	600,083	730,578
Total liabilities	718,842	967,771
Shareholders’ equity
Common stock, $0.01 par value per share; 150,000,000 and 150,000,000 shares authorized; 51,762,790 and 49,923,042 outstanding shares as of December 31, 2025 and December 31, 2024, respectively.	778	760
Additional paid-in capital	3,231,184	3,159,548
Treasury shares	(1,467,127)	(1,466,818)
Retained earnings	1,434,163	1,172,391
Total shareholders’ equity	3,198,998	2,865,881
Total liabilities and shareholders’ equity	$ 3,917,840	$ 3,833,652